CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 105,775	$ 55,270
Accounts receivable	104	1,060
Inventories	42,830	0
Value added tax receivables	8,328	0
Prepaid expenses and other	8,548	764
Total current assets	165,585	57,094
Non-current assets
Financial assets	0	70,165
Investment in joint venture	0	85,818
Reclamation deposits	5,339	0
Mineral properties, plant and equipment	329,429	225
Total non-current assets	334,768	156,208
Total assets	500,353	213,302
Current liabilities
Accounts payable and accrued liabilities	64,348	11,863
Lease liabilities	15,937	125
Deferred consideration	23,535	0
Provisions	6,995	0
Total current liabilities	110,815	11,988
Non-current liabilities
Lease liabilities	22,935	78
Deferred and contingent consideration	47,835	0
Asset retirement provisions	66,060	0
Other non-current liabilities	4,939	318
Total non-current liabilities	141,769	396
Total liabilities	252,584	12,384
Common shareholders' equity
Share capital	616,203	579,619
Equity reserves	52,948	53,112
Accumulated deficit	(425,695)	(431,813)
Total common shareholders' equity	243,456	200,918
Non-controlling interest	4,313	0
Total equity	247,769	200,918
Total liabilities and equity	$ 500,353	$ 213,302